SUBSEQUENT EVENTS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Oct. 07, 2024	Dec. 31, 2023	Jun. 27, 2022
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues			$ 20,000	$ 396,000	$ 245,000
Common Stock, Par or Stated Value Per Share		$ 0.001		$ 0.001			$ 0.001	$ 0.001
Subsequent Event [Member]
Subsequent Event [Line Items]
Sale of Common Stock, shares	3,600,000
Stock Issued During Period, Value, New Issues	$ 180,000
Subsequent Event [Member] | Settlement Agreement [Member]
Subsequent Event [Line Items]
Stock Redeemed or Called During Period, Shares	2,575,387
Common Stock, Par or Stated Value Per Share						$ 0.001
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Share Price	$ 0.05